Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTS Dividends On February 24, 2022, common share dividends of $159 million ($0.2663 per common share) were declared.